Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 13 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of DCB Financial Corp was as follows:

CONDENSED BALANCE SHEETS

December 31, 2011 and 2010

	September 30,	September 30,
	2011	2010
Assets
Cash and cash equivalents	$413	$75
Investment in subsidiaries	34,311	37,442
Investment securities	—	—
Investment in affiliates	—	—
Other assets	—	—

Total assets	$34,724	$37,517

Liabilities
Short term borrowings	$—	$80
Other liabilities	3,760	3,758

Shareholders’ Equity	30,964	33,679

Total liabilities and shareholders’ equity	$34,724	$37,517

Note: At December 31, 2011and 2010, DCB Financial Corp. has a payable to the Bank in the amount of $3,735. The Bank evaluated the receivable for collectability and wrote off the receivable in 2009 based on its evaluation. The payable to the Bank represents the difference between consolidated shareholders’ equity and the shareholders’ equity of DCB Financial Corp.

CONDENSED STATEMENTS OF OPERATIONS

Years ended December 31, 2011 and 2010

	September 30,	September 30,
	2011	2010

Dividends from Bank subsidiary	$492	$—
Equity in undistributed loss of subsidiaries	(3,154)	(12,547)
Other	(2)	(70)

Total income (loss)	(2,664)	(12,617)

Operating expenses	74	127
Federal income tax expense (credit)	—	(414)

Net loss	$(2,738)	$(12,330)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2011 and 2010

	September 30,	September 30,
	2011	2010
Cash flows from operating activities
Net loss	$(2,738)	$(12,330)
Adjustments to reconcile net loss to cash provided by operating activities:
Excess distributions from subsidiaries	3,154	12,547
Net change in other assets and liabilities	2	401

Net cash from operating activities	418	618

Cash flows from investing activities
Investments in unconsolidated affiliates	—	426

Net cash from investing activities	—	426

Cash flows from financing activities
Repayment of short-term borrowings	(80)	(2,290)
Cash dividends paid	—	—
Proceeds from exercise of stock options	—	—
Purchase of treasury stock, net	—	—

Net cash from financing activities	(80)	(2,290)

Net change in cash and cash equivalents	338	(1,246)

Cash and cash equivalents at beginning of year	75	1,321

Cash and cash equivalents at end of year	$413	$75